Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
July 31, 2022
FFH-NPRT1-0922
1.819942.117
Corporate Bonds - 86.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	1,230,000	1,094,700
3.375% 8/15/26	680,000	483,850
		1,578,550
Nonconvertible Bonds - 85.8%
Aerospace - 2.6%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	795,000	753,263
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	700,578
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,730,000	1,478,128
Moog, Inc. 4.25% 12/15/27 (b)	1,025,000	956,458
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,115,000	1,052,878
Science Applications International Corp. 4.875% 4/1/28 (b)	150,000	142,693
TransDigm, Inc.:
7.5% 3/15/27	145,000	147,366
8% 12/15/25 (b)	1,505,000	1,559,511
		6,790,875
Air Transportation - 0.3%
United Airlines, Inc. 4.375% 4/15/26 (b)	750,000	720,000
Automotive & Auto Parts - 2.3%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,115,000	963,070
Dana, Inc. 4.5% 2/15/32	380,000	317,570
Ford Motor Credit Co. LLC:
2.7% 8/10/26	305,000	276,635
4% 11/13/30	1,495,000	1,321,458
4.687% 6/9/25	2,140,000	2,124,656
5.125% 6/16/25	530,000	528,362
LCM Investments Holdings 4.875% 5/1/29 (b)	165,000	140,992
Thor Industries, Inc. 4% 10/15/29 (b)	500,000	405,095
		6,077,838
Banks & Thrifts - 0.5%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	210,000	193,725
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,185,000	1,013,175
		1,206,900
Broadcasting - 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	1,390,000	305,800
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	410,000	367,823
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	390,000	339,300
5.5% 7/1/29 (b)	625,000	614,063
TEGNA, Inc. 5% 9/15/29	210,000	205,288
		1,832,274
Building Materials - 1.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,320,000	1,293,600
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	355,000	303,800
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,300,000	1,135,524
		2,732,924
Cable/Satellite TV - 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)	675,000	600,021
4.5% 6/1/33 (b)	785,000	663,325
5% 2/1/28 (b)	1,780,000	1,717,700
5.125% 5/1/27 (b)	2,110,000	2,066,640
CSC Holdings LLC:
4.125% 12/1/30 (b)	1,360,000	1,156,598
5.375% 2/1/28 (b)	1,500,000	1,425,000
5.5% 4/15/27 (b)	1,320,000	1,276,757
VZ Secured Financing BV 5% 1/15/32 (b)	1,770,000	1,578,504
Ziggo Bond Co. BV 6% 1/15/27 (b)	300,000	288,000
Ziggo BV 4.875% 1/15/30 (b)	475,000	438,496
		11,211,041
Chemicals - 3.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	935,000	892,832
LSB Industries, Inc. 6.25% 10/15/28 (b)	235,000	213,166
Methanex Corp.:
5.25% 12/15/29	160,000	141,189
5.65% 12/1/44	991,000	723,430
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,710,000	1,639,890
Nufarm Australia Ltd. 5% 1/27/30 (b)	865,000	735,250
Olin Corp. 5.125% 9/15/27	1,695,000	1,630,421
SPCM SA 3.125% 3/15/27 (b)	385,000	328,213
The Chemours Co. LLC:
4.625% 11/15/29 (b)	385,000	337,838
5.375% 5/15/27	1,000,000	955,000
5.75% 11/15/28 (b)	505,000	481,260
Valvoline, Inc. 4.25% 2/15/30 (b)	255,000	231,382
W.R. Grace Holding LLC 4.875% 6/15/27 (b)	505,000	483,538
		8,793,409
Consumer Products - 0.8%
Newell Brands, Inc. 5.625% 4/1/36 (c)	490,000	451,466
Nordstrom, Inc. 4.375% 4/1/30	930,000	780,240
Prestige Brands, Inc. 3.75% 4/1/31 (b)	600,000	516,000
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	395,000	320,033
		2,067,739
Containers - 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	50,000	44,000
Ball Corp. 3.125% 9/15/31	1,340,000	1,174,175
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	190,000	171,064
OI European Group BV 4.75% 2/15/30 (b)	390,000	327,103
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	1,215,000	1,190,700
		2,907,042
Diversified Financial Services - 4.9%
Altus Midstream LP 5.875% 6/15/30 (b)	270,000	274,263
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	965,000	620,793
3.625% 10/1/31 (b)	1,835,000	1,087,366
Hightower Holding LLC 6.75% 4/15/29 (b)	1,105,000	868,525
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	3,405,000	3,268,800
6.25% 5/15/26	1,620,000	1,609,029
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	845,000	753,292
LPL Holdings, Inc. 4% 3/15/29 (b)	1,520,000	1,413,600
MSCI, Inc. 3.25% 8/15/33 (b)	310,000	268,562
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	973,749
6.875% 3/15/25	1,105,000	1,091,188
7.125% 3/15/26	500,000	484,088
		12,713,255
Diversified Media - 0.7%
Lamar Media Corp. 3.625% 1/15/31	915,000	805,200
Nielsen Finance LLC/Nielsen Finance Co. 5.625% 10/1/28 (b)	910,000	891,800
		1,697,000
Energy - 17.1%
Apache Corp.:
4.25% 1/15/30	215,000	207,143
5.1% 9/1/40	600,000	533,622
5.25% 2/1/42	905,000	787,345
5.35% 7/1/49	150,000	125,205
Cheniere Energy Partners LP:
3.25% 1/31/32	385,000	335,913
4% 3/1/31	1,625,000	1,509,934
Cheniere Energy, Inc. 4.625% 10/15/28	1,085,000	1,056,410
CNX Midstream Partners LP 4.75% 4/15/30 (b)	160,000	137,923
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)	200,000	182,500
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,630,000	1,607,196
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	1,928,000	1,850,880
5.75% 4/1/25	3,007,000	2,961,895
CVR Energy, Inc.:
5.25% 2/15/25 (b)	640,000	612,464
5.75% 2/15/28 (b)	150,000	135,750
DCP Midstream Operating LP:
5.375% 7/15/25	640,000	656,000
5.6% 4/1/44	85,000	73,556
6.45% 11/3/36 (b)	380,000	379,050
8.125% 8/16/30	25,000	27,199
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	735,000	736,132
EnLink Midstream LLC 5.625% 1/15/28 (b)	195,000	189,279
EnLink Midstream Partners LP:
5.05% 4/1/45	255,000	187,999
5.45% 6/1/47	530,000	403,905
5.6% 4/1/44	895,000	696,125
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	985,000	889,849
5.5% 7/15/28	800,000	756,048
6.5% 7/1/27 (b)	785,000	786,625
6.5% 7/15/48	485,000	407,400
7.5% 6/1/27 (b)	555,000	567,157
EQT Corp. 3.9% 10/1/27	1,450,000	1,410,618
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,070,000	1,043,651
5.625% 2/15/26 (b)	2,310,000	2,301,338
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	330,000	319,587
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)	1,360,000	1,253,995
6.375% 4/15/27 (b)	270,000	267,328
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,040,000	984,932
Occidental Petroleum Corp.:
3.5% 8/15/29	810,000	761,400
4.2% 3/15/48	530,000	431,806
4.3% 8/15/39	260,000	221,162
4.4% 4/15/46	815,000	692,663
4.4% 8/15/49	920,000	767,518
5.55% 3/15/26	1,275,000	1,310,063
6.125% 1/1/31	1,310,000	1,403,901
6.2% 3/15/40	255,000	261,158
7.875% 9/15/31	170,000	196,775
8.875% 7/15/30	580,000	694,550
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,285,000	1,079,400
4.95% 7/15/29 (b)	495,000	434,909
6.875% 4/15/40 (b)	190,000	161,025
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,140,000	1,025,818
5.875% 3/15/28	1,695,000	1,621,878
6% 4/15/27	25,000	24,874
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	320,000	294,400
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	225,000	204,318
6% 3/1/27 (b)	980,000	910,411
6% 12/31/30 (b)	1,190,000	1,072,488
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	255,000	252,050
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	480,000	442,906
3.875% 11/1/33 (b)	380,000	329,893
4.125% 8/15/31 (b)	460,000	424,069
Western Gas Partners LP:
4.55% 2/1/30	2,375,000	2,221,124
4.65% 7/1/26	808,000	802,053
		44,424,565
Environmental - 1.3%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	970,000	971,630
6% 6/15/30 (b)	170,000	175,819
Madison IAQ LLC 4.125% 6/30/28 (b)	1,630,000	1,442,550
Stericycle, Inc. 3.875% 1/15/29 (b)	815,000	745,179
		3,335,178
Food & Drug Retail - 1.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)	3,810,000	3,336,303
BellRing Brands, Inc. 7% 3/15/30 (b)	350,000	338,625
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	1,590,000	1,207,621
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	190,000	173,360
		5,055,909
Food/Beverage/Tobacco - 2.1%
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)	2,525,000	2,452,903
Post Holdings, Inc.:
4.625% 4/15/30 (b)	2,135,000	1,914,583
5.5% 12/15/29 (b)	590,000	557,703
5.625% 1/15/28 (b)	405,000	398,925
U.S. Foods, Inc. 4.625% 6/1/30 (b)	180,000	164,925
		5,489,039
Gaming - 2.5%
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)	1,225,000	996,188
MGM Resorts International 5.75% 6/15/25	866,000	858,349
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	1,210,000	1,137,226
4.5% 9/1/26 (b)	1,300,000	1,240,733
4.625% 6/15/25 (b)	245,000	237,796
4.625% 12/1/29 (b)	925,000	881,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	870,000	806,925
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (b)	380,000	331,550
		6,489,867
Healthcare - 7.9%
180 Medical, Inc. 3.875% 10/15/29 (b)	200,000	181,823
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,195,000	1,150,450
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,700,000	1,520,761
Centene Corp.:
2.45% 7/15/28	75,000	67,125
2.5% 3/1/31	1,665,000	1,428,420
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	315,000	290,677
4.25% 5/1/28 (b)	90,000	87,975
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	2,465,000	2,021,300
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)	200,000	177,254
HCA Holdings, Inc. 5.375% 9/1/26	3,960,000	4,084,724
HealthEquity, Inc. 4.5% 10/1/29 (b)	160,000	149,014
Hologic, Inc. 4.625% 2/1/28 (b)	1,650,000	1,610,648
IQVIA, Inc. 5% 5/15/27 (b)	820,000	821,324
Jazz Securities DAC 4.375% 1/15/29 (b)	350,000	336,998
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	510,000	468,578
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	840,000	794,220
Owens & Minor, Inc. 4.5% 3/31/29 (b)	280,000	251,664
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	1,035,000	930,638
Teleflex, Inc. 4.25% 6/1/28 (b)	235,000	221,517
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)	1,810,000	1,707,982
4.875% 1/1/26 (b)	595,000	586,016
5.125% 11/1/27 (b)	1,200,000	1,182,000
6.125% 6/15/30 (b)	465,000	469,706
		20,540,814
Homebuilders/Real Estate - 1.6%
Century Communities, Inc. 3.875% 8/15/29 (b)	460,000	391,655
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	495,000	436,068
Howard Hughes Corp. 4.375% 2/1/31 (b)	700,000	592,771
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	661,753
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	540,000	487,350
Service Properties Trust:
3.95% 1/15/28	75,000	55,517
4.95% 10/1/29	445,000	331,027
5.5% 12/15/27	415,000	360,484
TopBuild Corp. 4.125% 2/15/32 (b)	810,000	704,780
		4,021,405
Hotels - 1.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,165,000	1,004,813
4% 5/1/31 (b)	2,780,000	2,495,439
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	437,213
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	525,000	482,321
		4,419,786
Insurance - 0.4%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)	1,075,000	1,001,977
Leisure - 1.6%
Carnival Corp.:
7.625% 3/1/26 (b)	675,000	583,554
10.5% 2/1/26 (b)	2,005,000	2,105,290
NCL Corp. Ltd. 5.875% 2/15/27 (b)	350,000	321,650
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (b)	1,200,000	906,000
9.125% 6/15/23 (b)	230,000	233,475
		4,149,969
Metals/Mining - 0.4%
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	15,000	13,838
Howmet Aerospace, Inc. 5.95% 2/1/37	45,000	44,651
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	240,000	198,540
Mineral Resources Ltd. 8% 11/1/27 (b)	400,000	406,410
Novelis Corp. 3.875% 8/15/31 (b)	385,000	329,175
		992,614
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	370,000	380,638
Glatfelter Corp. 4.75% 11/15/29 (b)	310,000	211,188
		591,826
Restaurants - 0.2%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	115,000	120,753
Yum! Brands, Inc. 3.625% 3/15/31	500,000	452,485
		573,238
Services - 5.1%
ADT Corp.:
4.125% 8/1/29 (b)	385,000	346,500
4.875% 7/15/32 (b)	565,000	500,528
AECOM 5.125% 3/15/27	1,485,000	1,505,775
Aramark Services, Inc. 5% 2/1/28 (b)	1,685,000	1,646,245
ASGN, Inc. 4.625% 5/15/28 (b)	2,740,000	2,541,350
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	155,000	147,865
Fair Isaac Corp. 4% 6/15/28 (b)	450,000	419,714
Gartner, Inc. 3.625% 6/15/29 (b)	220,000	200,902
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	1,030,000	960,475
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,115,000	1,023,315
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,225,000	2,029,245
Service Corp. International 5.125% 6/1/29	1,425,000	1,425,000
TriNet Group, Inc. 3.5% 3/1/29 (b)	710,000	622,138
		13,369,052
Steel - 0.0%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	110,000	99,720
Super Retail - 1.5%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	245,000	216,242
5% 2/15/32 (b)	260,000	227,070
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,170,000	1,116,486
Gap, Inc. 3.875% 10/1/31 (b)	385,000	278,894
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,115,000	1,085,268
Levi Strauss & Co. 3.5% 3/1/31 (b)	630,000	569,375
The William Carter Co. 5.625% 3/15/27 (b)	465,000	461,236
		3,954,571
Technology - 3.5%
Block, Inc. 2.75% 6/1/26	380,000	354,348
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	345,000	350,658
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	479,551
Entegris, Inc. 4.375% 4/15/28 (b)	730,000	688,332
Gartner, Inc. 4.5% 7/1/28 (b)	660,000	635,117
II-VI, Inc. 5% 12/15/29 (b)	1,600,000	1,524,000
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	491,188
4.125% 8/1/30 (b)	265,000	237,048
MicroStrategy, Inc. 6.125% 6/15/28 (b)	540,000	468,450
onsemi 3.875% 9/1/28 (b)	545,000	504,550
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	130,000	120,145
Roblox Corp. 3.875% 5/1/30 (b)	935,000	818,955
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,165,000	1,012,251
TTM Technologies, Inc. 4% 3/1/29 (b)	550,000	485,961
Twilio, Inc. 3.875% 3/15/31	350,000	310,051
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	770,000	678,361
		9,158,966
Telecommunications - 8.2%
Altice Financing SA 5% 1/15/28 (b)	10,000	8,807
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	1,510,000	1,344,882
Cogent Communications Group, Inc. 7% 6/15/27 (b)	660,000	662,540
Level 3 Financing, Inc.:
4.25% 7/1/28 (b)	2,645,000	2,307,634
4.625% 9/15/27 (b)	2,100,000	1,919,484
Lumen Technologies, Inc.:
5.125% 12/15/26 (b)	2,585,000	2,354,651
6.875% 1/15/28	60,000	55,200
Millicom International Cellular SA:
4.5% 4/27/31 (b)	490,000	402,351
5.125% 1/15/28 (b)	900,000	817,740
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,610,000	2,303,325
SBA Communications Corp. 3.875% 2/15/27	750,000	714,630
Sprint Capital Corp.:
6.875% 11/15/28	3,545,000	3,979,263
8.75% 3/15/32	1,150,000	1,489,250
Telecom Italia Capital SA:
6% 9/30/34	295,000	232,409
7.2% 7/18/36	655,000	543,244
Virgin Media Finance PLC 5% 7/15/30 (b)	105,000	88,951
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	740,000	703,093
Windstream Escrow LLC 7.75% 8/15/28 (b)	1,560,000	1,396,824
		21,324,278
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	405,000	313,968
Foot Locker, Inc. 4% 10/1/29 (b)	200,000	155,500
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	130,000	109,625
		579,093
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (b)	385,000	301,263
Utilities - 5.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,615,000	1,414,133
4.75% 3/15/28 (b)	195,000	188,663
Global Partners LP/GLP Finance Corp. 7% 8/1/27	997,000	911,666
InterGen NV 7% 6/30/23 (b)	1,635,000	1,572,903
NextEra Energy Partners LP 4.25% 9/15/24 (b)	158,000	154,445
NRG Energy, Inc.:
3.625% 2/15/31 (b)	1,666,000	1,395,449
5.25% 6/15/29 (b)	625,000	585,938
6.625% 1/15/27	729,000	739,935
PG&E Corp.:
5% 7/1/28	2,685,000	2,451,244
5.25% 7/1/30	2,115,000	1,898,213
Pike Corp. 5.5% 9/1/28 (b)	1,100,000	942,645
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	130,000	120,846
Vertiv Group Corp. 4.125% 11/15/28 (b)	945,000	836,325
Vistra Operations Co. LLC 5% 7/31/27 (b)	1,395,000	1,373,447
		14,585,852
TOTAL NONCONVERTIBLE BONDS		223,209,279
TOTAL CORPORATE BONDS (Cost $245,320,729)		224,787,829

Common Stocks - 0.3%
	Shares	Value ($)
Energy - 0.2%
Jonah Energy Parent LLC (d)(e)	11,874	540,267
Gaming - 0.1%
Caesars Entertainment, Inc. (d)	5,600	255,864
TOTAL COMMON STOCKS (Cost $440,063)		796,131

Bank Loan Obligations - 0.6%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 9.786% 5/25/26 (f)(g)(h)	233,342	221,092
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.036% 8/24/26 (f)(g)(h)	207,887	40,685
TOTAL BROADCASTING		261,777
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.656% 11/12/27 (f)(g)(h)	351,345	338,774
Services - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.927% 12/21/28 (f)(g)(h)	135,000	129,937
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (f)(g)(h)	50,000	44,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (f)(g)(h)	502,475	474,683
TOTAL SERVICES		648,620
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.0361% 8/1/25 (f)(g)(h)	260,000	251,690
TOTAL BANK LOAN OBLIGATIONS (Cost $1,629,368)		1,500,861

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 1.4%
Ally Financial, Inc. 4.7% (f)(i) (Cost $4,200,000)	4,200,000	3,539,340

Money Market Funds - 9.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (j) (Cost $24,335,701)	24,330,834	24,335,701

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $275,925,861)	254,959,862
NET OTHER ASSETS (LIABILITIES) - 2.0%	5,273,624
NET ASSETS - 100.0%	260,233,486

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,802,754 or 58.7% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Non-income producing
(e)	Level 3 security
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	13,061,727	28,554,937	17,280,963	57,148	-	-	24,335,701	0.0%
Total	13,061,727	28,554,937	17,280,963	57,148	-	-	24,335,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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